OTHER (GAINS) AND LOSSES (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Analysis of income and expense [abstract]
Impairment of technology and other non-financial assets (Note 5)	$ 35.7	$ 35.7	$ 0.0
Net gain on foreign currency exchange differences		(2.4)	(12.6)
Remeasurement of royalty obligations		(6.1)	(7.4)
Remeasurement of contingent consideration arising on business combinations		0.0	2.6
Settlement gain on annuity purchase transaction (Note $20)		(5.2)	0.0
Other		5.9	(5.0)
Other (gains) and losses		$ 27.9	$ (22.4)